Prospectus Supplement                                  81632  3/02
dated March 19, 2002 to:

Putnam High Yield Trust (the "fund")
Prospectus dated December 30, 2001

Effective March 19, 2002, the fund will offer class C shares. This document provides important information about class C shares and supplements the Prospectus of the fund.

The sections "Fees and Expenses" and "Example" are supplemented as follows:

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class C shares of the fund. You pay shareholder fees directly. Annual fund operating expenses are deducted from a fund's assets.

Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of the offering price)                                          NONE
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of the original purchase price
or redemption proceeds,
whichever is lower)                                           1.00%
-------------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                               Total Annual
                       Management  Distribution      Other    Fund Operating
                         Fees      (12b-1) Fees     Expenses     Expenses
-------------------------------------------------------------------------------
Class C                 0.59%         1.00%          0.15%        1.74%
-------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumption. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as stated, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                            1 year      3 years      5 years      10 years
-------------------------------------------------------------------------------
Class C                      $177        $548         $944         $2,052
-------------------------------------------------------------------------------
Class C (no redemption)      $277        $548         $944         $2,052
-------------------------------------------------------------------------------


The section "How do I buy fund shares?" is replaced by the following (except for the table of class A and class M initial sales charges, which remains unchanged):

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-2581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.


WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 4.75%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within six years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after eight years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase class A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class M shares

* Initial sales charge of up to 3.25%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase      1      2      3      4      5      6      7+
---------------------------------------------------------------------
Charge                   5%     4%     3%     3%     2%     1%     0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase. A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.